Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1. Organization and Basis of Presentation
"Western," "we," "us," "our," and the "Company" refer to Western Refining, Inc. and, unless the context otherwise requires, our subsidiaries. Western Refining, Inc. was formed on September 16, 2005, as a holding company prior to our initial public offering and is incorporated in Delaware.
We produce refined products at three refineries: one in El Paso, Texas, one near Gallup, New Mexico and one in St. Paul Park, Minnesota. We sell refined products in Arizona, Colorado, Minnesota, New Mexico, Wisconsin, West Texas, the Mid-Atlantic region and Mexico. Our product sales occur through bulk distribution terminals, wholesale marketing networks and two retail networks with a total of 535 company-owned and franchised retail sites in the U.S.
At December 31, 2015, we owned a 38.4% limited partner interest in Northern Tier Energy LP ("NTI") and the public held a 61.6% limited partner interest. We control NTI through our 100% ownership of its general partner. NTI owns and operates a refinery in St. Paul Park, Minnesota and has a retail-marketing network of 277 convenience stores; 109 of which operate through franchise agreements. NTI's primary areas of operation include Minnesota and Wisconsin.
We entered into an Agreement and Plan of Merger dated as of December 21, 2015 (the “Merger Agreement”) with Western Acquisition Co, LLC, NTI and Northern Tier Energy GP LLC, a wholly-owned subsidiary of Western (“MergerCo”), to acquire all of NTI’s outstanding common units not already held by us (the “Merger”). Each of the outstanding NTI common units held by unitholders other than us (the “NTI Public Unitholders”) will be converted into the right to receive, subject to election by the NTI Public Unitholders and proration, (i) $15.00 in cash without interest and 0.2986 of a share of our common stock, (ii) $26.06 in cash without interest or (iii) 0.7036 of a share of our common stock. Upon the terms and subject to the conditions set forth in the Merger Agreement, MergerCo will merge with and into NTI and the separate limited liability company existence of MergerCo will cease and NTI will continue to exist, as a limited partnership under Delaware law and as our indirect wholly-owned subsidiary, as the surviving entity in the Merger. The Merger is expected to close in the first half of 2016, pending the satisfaction of certain customary conditions and the approval of the Merger at a special meeting of NTI unitholders by the affirmative vote of holders of a majority of the outstanding NTI common units (including the NTI common units held by us). The transaction is expected to result in approximately 17.1 million additional shares of WNR common stock outstanding. Upon completion of the transaction, NTI will continue to exist as a limited partnership and will become a wholly-owned limited partnership subsidiary of WNR. See Note 30, NTI, and Note 31, Subsequent Events, for additional information.
During 2013, we formed WNRL as a Delaware master limited partnership to own, operate, develop and acquire terminals, storage tanks, pipelines and other logistics assets and related businesses. WNRL completed its initial public offering (the "Offering") on October 16, 2013. At December 31, 2015, we owned a 66.4% limited partner interest in Western Refining Logistics, LP ("WNRL") and the public held a 33.6% limited partner interest. We control WNRL through our 100% ownership of its general partner and we own the majority of WNRL's limited partnership interests. WNRL owns and operates logistics assets consisting of pipeline and gathering, terminalling, storage and transportation assets as well as a wholesale business that operates primarily in the Southwest. WNRL operates its logistics assets primarily for the benefit of the Company.
On October 15, 2014, in connection with a Contribution, Conveyance and Assumption Agreement (the "Contribution Agreement") dated September 25, 2014, we sold all of the outstanding limited liability company interests of Western Refining Wholesale, LLC ("WRW") to WNRL. The sale of WRW to WNRL was a reorganization of entities under common control. See Note 29, Western Refining Logistics, LP, for additional information on this transaction.
On October 30, 2015, we sold to WNRL a 375 mile segment of the TexNew Mex Pipeline system that extends from WNRL's crude oil station in Star Lake, New Mexico, in the Four Corners region to its T station in Eddy County, New Mexico (the "TexNew Mex Pipeline System"). We also sold an 80,000 barrel crude oil storage tank located at WNRL's crude oil pumping station in Star Lake, New Mexico and certain other related assets. WNRL acquired these assets from us in exchange for $170 million in cash, 421,031 common units representing limited partner interests in WNRL and 80,000 units of a newly created class of limited partner interests in WNRL, referred to as the "TexNew Mex Units". We refer to this transaction as the "TexNew Mex Pipeline Transaction".
The WNRL financial and operational data presented includes the historical results of all assets acquired from Western in the Wholesale Acquisition and the TexNew Mex Pipeline Transaction. These acquisitions from Western were transfers of assets between entities under common control. Accordingly, the financial information contained herein for the WNRL Predecessor and WNRL has been retrospectively adjusted, to include the historical results of the WRW assets acquired, for periods prior to the effective date of the Wholesale Acquisition. The financial information includes the historical results of the WNRL Predecessor, retrospectively adjusted due to the Wholesale Acquisition, for periods prior to October 16, 2013, and the results of WNRL, retrospectively adjusted for the Wholesale Acquisition and the TexNew Mex Pipeline Acquisition beginning October 16, 2013, the date WNRL commenced operations.
Effective July 1, 2016, we changed our reportable segments due to changes in our organization. Prior to the Merger, we reported NTI as a separate reportable segment. Following the completion of the Merger, NTI became a wholly-owned subsidiary of Western and, as a result, we moved its assets and operations into our other reportable segments. Beginning on July 1, 2016, our management team began managing our businesses and allocating resources based on three reportable segments.
We have organized our operations into three segments: refining, WNRL and retail based on manufacturing and marketing processes, the nature of our products and services and each segment's respective customer base. The St. Paul Park refinery and related operations are included in the refining segment and the SuperAmerica retail and bakery assets and operations are included in the retail segment.
The consolidated financial statements and accompanying notes included in the Annual Report on Form 10-K for the three years ended December 31, 2015, have been recast for the segment changes described above. See Note 3, Segment Information, for further discussion of our business segments.
Demand for gasoline is generally higher during the summer months than during the winter months. As a result, our operating results for the first and fourth calendar quarters are generally lower than those for the second and third calendar quarters of each year. During 2015, the volatility in crude oil prices and refining margins also contributed to the variability of our results of operations for the four calendar quarters.
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for financial information and with the instructions to Form 10-K and Article 10 of Regulation S-X as it relates to quarterly information included in Note 28, Quarterly Financial Information.